FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents information about the Company’s assets and liabilities fair value at June 30, 2022 and December 31, 2021 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	June 30, 2022
	Level 1	Level 2	Level 3
	(Unaudited)
Assets:
Money market fund	$51,764	$—	$—
Bank deposits	—	36,308	—
Agency bonds	—	37,432	—
Municipal bonds	—	6,324	—
Commercial paper	—	29,551	—
	$51,764	$109,615	$—
Liabilities:
Warrant liability – Public warrants	$1,912	$—	$—
Warrant liability – Private warrants	—	—	1,375
	1,912	—	1,375

Amounts included in:
Cash and cash equivalents	$51,764	$—	$—
Short-term investments	—	109,615	—
Warrant liability	(1,912)		(1,375)
Total	$49,852	$109,615	$(1,375)
NOTE 11. FAIR VALUE MEASUREMENTS (cont.)

	December 31, 2021
	Level 1	Level 2	Level 3
	(Audited)
Liabilities:
Warrant liability – Public warrants	$10,364	$—	$—
Warrant liability – Private warrants	—	—	10,670
	$10,364	$—	$10,670

Amounts included in:
Warrant liability	$(10,364)	$—	$(10,670)
Total	$(10,364)	$—	$(10,670)

Fair Value Measurement Inputs and Valuation Techniques
The following table provides the inputs used for Level 3 fair value measurements:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Share price	$1.16	$5.55
Strike price	$11.50	$11.50
Term (in years)	4.1	4.6
Volatility	87.5%	65.0%
Risk-free rate	3.0%	1.2%
Dividend yield	0.0%	0.0%

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2022	$10,670
Change in fair value	(9,295)
Fair value as of June 30, 2022	$1,375